44. Business segment reporting	12 Months Ended
Dec. 31, 2020
Business Segment Reporting
44. Business segment reporting
44.	Business segment reporting

In accordance with IFRS 8, an operating segment is a component of an entity:

(a) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity),

(b) whose operating results are regularly reviewed by the entity’s management responsible to make decisions about resources to be allocated to the segment and assess its performance, and

(c) For which different financial information are available.

Based on these guidelines, the Bank has identified the following reportable operating segments:

• Commercial Banking.

• Global Wholesale Banking.

The Bank has two segments, the commercial (except for the Corporate Banking business managed globally using the Global Relationship Model) and the Global Wholesale Banking segment includes the Investment Banking and Markets operations, including departments cash and stock trades.

The Bank operates in Brazil and abroad, through the Cayman branch, Luxembourg branch and its subsidiary in Spain, with Brazilian clients and therefore has no geographical segments.

The income statements and other significant data are as follows:

Thousand of reais	2020

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	41,457,352	2,985,361	44,442,713
Income from equity instruments	3,617	30,137	33,754
Income from companies accounted for by the equity method	84,051	28,210	112,261
Net fee and commission income	14,405,280	1,822,934	16,228,214
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(13,515,305)	1,812,403	(11,702,902)
Other operating expense (net)	(767,088)	(105,422)	(872,510)
TOTAL INCOME	41,667,906	6,573,623	48,241,529
Personnel expenses	(8,139,785)	(731,697)	(8,871,482)
Other administrative expenses	(7,634,670)	(608,808)	(8,243,478)
Depreciation and amortization	(2,488,517)	(90,610)	(2,579,127)
Provisions (net)	(1,638,787)	(17,759)	(1,656,546)
Impairment losses on financial assets (net)	(17,379,570)	(70,619)	(17,450,189)
Impairment losses on non-financial assets (net)	(28,403)	(56,504)	(84,907)
Other non-financial gains (losses)	308,176	-	308,176
OPERATING PROFIT BEFORE TAX (1)	4,666,350	4,997,625	9,663,975
Currency Hedge(1)	13,583,011	-	13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,249,361	4,997,626	23,246,987

Thousand of reais	2019
(Condensed) Income Statement
NET INTEREST INCOME	Commercial Banking	Global Wholesale Banking	Total
Income from equity instruments
Income from companies accounted for by the equity method	42,043,774	2,277,333	44,321,107
Net fee and commission income	4,864	14,069	18,933
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	149,488	-	149,488
Other operating expense (net)	13,923,272	1,789,880	15,713,152
TOTAL INCOME	(1,541,343)	1,215,351	(325,992)
Personnel expenses	(1,069,052)	(38,668)	(1,107,720)
Other administrative expenses	53,511,003	5,257,965	58,768,968
Depreciation and amortization	(8,554,254)	(773,460)	(9,327,714)
Provisions (net)	(7,139,828)	(473,984)	(7,613,812)
Impairment losses on financial assets (net)	(2,297,010)	(94,847)	(2,391,857)
Impairment losses on non-financial assets (net)	(3,668,709)	(12,877)	(3,681,586)
Other non-financial gains (losses)	(13,423,361)	53,455	(13,369,906)
OPERATING PROFIT BEFORE TAX (1)	(73,216)	(58,219)	(131,435)
Currency Hedge(1)	20,489	-	20,489
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,375,114	3,898,033	22,273,147
NET INTEREST INCOME	1,264,279	-	1,264,279
Income from equity instruments	19,639,393	3,898,033	23,537,426
(1)	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under “on financial assets and liabilities "fully offset in the line of Taxes.

Thousand of reais	2018

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	39,390,512	2,530,830	41,921,342
Income from equity instruments	9,974	22,649	32,623
Income from companies accounted for by the equity method	65,958	-	65,958
Net fee and commission income	12,537,112	1,595,047	14,132,159
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(6,752,093)	1,162,820	(5,589,273)
Other operating expense (net)	(965,466)	(90,384)	(1,055,850)
TOTAL INCOME	44,285,998	5,220,961	49,506,959
Personnel expenses	(8,404,198)	(801,809)	(9,206,007)
Other administrative expenses	(7,186,035)	(400,096)	(7,586,131)
Depreciation and amortization	(1,637,484)	(102,475)	(1,739,959)
Provisions (net)	(1,947,578)	(52,026)	(1,999,604)
Impairment losses on financial assets (net)	(12,419,979)	(293,456)	(12,713,435)
Impairment losses on non-financial assets (net)	(450,201)	(58,109)	(508,310)
Other non-financial gains (losses)	156,258	-	156,258
OPERATING PROFIT BEFORE TAX (1)	12,396,779	3,512,992	15,909,771
Currency Hedge(1)	5,867,320	-	5,867,320
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,264,099	3,512,992	21,777,091

(1) Includes, at Banco Comercial, the foreign exchange hedge of the dollar investment (a strategy to mitigate the tax effects and exchange rate variation of offshore investments on net income), the result of which is recorded in “Gains (losses) on financial assets and liabilities ”fully offset in the Tax line.

	2020
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	839,962,420	96,239,065	936,201,485
Loans and advances to customers	317,553,409	76,214,628	393,768,037
Customer deposits	322,328,033	123,485,939	445,813,972

	2019
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	677,139,468	85,097,984	762,237,452
Loans and advances to customers	259,644,994	67,054,486	326,699,480
Customer deposits	253,313,187	83,201,410	336,514,597

	2018
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	646,128,672	77,736,335	723,865,007
Loans and advances to customers	237,411,240	64,280,147	301,691,387
Customer deposits	227,689,079	76,508,721	304,197,800